Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
	December 31,
	2022	2021
	US$’000	US$’000

Raw materials	285	89
Work in progress	10	20
Finished goods	308	438
	603	547

ZHEJIANG TIANLAN
Inventories
	December 31,
	2022	2021
	RMB’000	RMB’000

Raw materials	1,961	2,381
Finished goods	2,438	1,005
	4,399	3,386